Consolidated Statements of Operations - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Operating expenses
General and administrative expenses	$ 1,218,472	$ 6,166,272
Administrative expenses - related party	111,291	300,000
Loss from operations	(1,329,763)	(6,466,272)
Other income (expense):
Change in fair value of derivative warrant liabilities	(22,411,660)	13,038,210
Transaction costs - derivative warrant liabilities	(1,636,200)	0
Net gain (loss) from investments held in Trust Account	282,641	205,164
Total other income (expense)	(23,765,219)	13,243,374
Net income (loss)	$ (25,094,982)	$ 6,777,102
Ordinary Class A [Member]
Other income (expense):
Basic and diluted weighted average shares outstanding	38,426,829	57,500,000
Basic and diluted net income (loss) per ordinary share	$ (0.48)	$ 0.09
Ordinary Class B [Member]
Other income (expense):
Basic and diluted weighted average shares outstanding	13,753,049	14,375,000
Basic and diluted net income (loss) per ordinary share	$ (0.48)	$ 0.09